Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Financial Instruments

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$110,698	$—	$110,698	$—
Restricted time deposits	417,442	—	417,442	—
Short-term investments	191,577	—	191,577	—
Investment in debt securities	1,965	—	1,965	—

Total	$721,682	$—	$721,682	$—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$10,388	$—	$10,388	$—
Restricted time deposits	424,674	—	424,674	—
Short-term investments	2,827	—	2,827	—

Total	$437,889	$—	$437,889	$—

Assets Measured at Fair Value on a Nonrecurring Basis

		Fair value measurements at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$68,276	$—	$—	$68,276	20,168
Goodwill	258,997	—	—	258,997	33,801

	$327,273	$—	$—	$327,273	53,969

		Fair value measurements at reporting date using
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$73,395	$—	$—	$73,395	3,624
Goodwill	180,252	—	—	180,252	—

	$253,647	$—	$—	$253,647	3,624